Schedule of Investments (unaudited)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.0%
Agrana Beteiligungs AG	1,248	$22,184
ams-OSRAM AG(a)	28,236	345,416
ANDRITZ AG	7,009	297,960
AT&S Austria Technologie & Systemtechnik AG	2,548	130,473
BAWAG Group AG(b)	7,342	348,627
CA Immobilien Anlagen AG	4,391	124,014
DO & CO AG(a)(c)	725	63,801
EVN AG	3,622	92,203
FACC AG(a)(c)	2,060	16,996
IMMOFINANZ AG	8,349	202,050
Lenzing AG	1,344	122,020
Oesterreichische Post AG	3,499	112,715
Palfinger AG	1,591	40,282
Poor AG(a)	1,830	23,177
S IMMO AG	4,387	105,298
S&T AG(c)	4,945	83,601
Schoeller-Bleckmann Oilfield Equipment AG(a)	1,133	64,829
Semperit AG Holding	1,125	27,208
Telekom Austria AG	16,827	119,972
UNIQA Insurance Group AG	13,045	99,456
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,970	98,476
Wienerberger AG	11,856	334,669
Zumtobel Group AG	2,819	20,362
		2,895,789
Belgium — 3.6%
Ackermans & van Haaren NV	2,424	432,141
Aedifica SA	3,736	442,839
AGFA-Gevaert NV(a)	13,365	53,505
Barco NV	6,919	155,815
Befimmo SA	2,283	113,961
Bekaert SA	3,782	140,194
bpost SA(a)	10,261	62,171
Cie d'Entreprises CFE	806	105,302
Cofinimmo SA	3,101	416,418
D'ieteren Group	2,300	369,179
Econocom Group SA/NV	13,376	51,108
Euronav NV	19,157	221,509
Fagron	6,503	121,982
Galapagos NV(a)(c)	4,734	277,948
Gimv NV	2,089	119,874
Immobel SA	351	25,328
Intervest Offices & Warehouses NV	2,139	63,747
Ion Beam Applications	2,061	33,626
KBC Ancora	3,643	147,390
Kinepolis Group NV(a)	1,448	80,127
Melexis NV	2,081	178,622
Mithra Pharmaceuticals SA(a)(c)	2,105	20,515
Montea NV	1,091	130,260
Ontex Group NV(a)	6,981	48,367
Orange Belgium SA	1,602	31,050
Recticel SA	4,409	96,338
Retail Estates NV	1,070	81,499
Shurgard Self Storage SA	2,777	160,696
Telenet Group Holding NV	4,770	142,158
Tessenderlo Group SA(a)	1,829	64,031
Van de Velde NV	597	24,539
VGP NV	787	204,696
Warehouses De Pauw CVA	14,246	548,046
Security	Shares	Value

Belgium (continued)
X-Fab Silicon Foundries SE(a)(b)	5,824	$41,231
Xior Student Housing NV	2,245	119,919
		5,326,131
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Cyprus — 0.0%
Atalaya Mining PLC	11,510	54,637

Denmark — 3.2%
ALK-Abello A/S(a)	13,572	296,056
Alm Brand A/S	87,880	151,678
Bavarian Nordic A/S(a)(c)	6,603	125,265
Better Collective A/S(a)	3,055	47,088
cBrain A/S	907	29,358
Chemometec A/S	1,612	182,224
D/S Norden A/S	2,646	98,314
Dfds A/S	3,590	139,029
Drilling Co. of 1972 A/S (The)(a)	2,129	106,169
FLSmidth & Co. A/S	5,413	148,381
H Lundbeck A/S	7,205	165,125
ISS A/S(a)	16,134	264,824
Jyske Bank A/S, Registered(a)	5,569	307,933
Matas A/S	3,804	52,950
Netcompany Group A/S(b)	4,168	231,792
Nilfisk Holding A/S(a)	2,341	65,534
NKT A/S(a)	4,246	202,362
NNIT A/S(a)(b)	1,249	15,408
NTG Nordic Transport Group A/S, Class A(a)	698	37,900
Per Aarsleff Holding A/S	1,968	75,525
Ringkjoebing Landbobank A/S	2,857	350,349
Royal Unibrew A/S	5,044	434,748
Scandinavian Tobacco Group A/S, Class A(b)	6,500	135,497
Schouw & Co. A/S	1,263	96,558
SimCorp A/S	4,206	294,448
Solar A/S, Class B	590	69,970
Spar Nord Bank A/S	8,747	111,057
Sydbank AS	6,143	211,152
Topdanmark AS	4,617	259,818
Zealand Pharma A/S(a)(c)	3,538	39,891
		4,746,403
Egypt — 0.1%
Centamin PLC	118,628	135,962

Faeroe Islands — 0.2%
Bakkafrost P/F	5,187	356,129

Finland — 2.9%
Admicom Oyj	310	20,276
Aktia Bank Oyj	5,920	60,027
Anora Group Oyj	3,499	32,372
BasWare Oyj(a)	1,354	56,239
Cargotec Oyj, Class B	4,052	140,299
Caverion Oyj	9,889	48,432
Citycon Oyj	6,579	46,761
Finnair Oyj(a)(c)	62,323	30,718
Harvia Oyj	1,438	49,257
Huhtamaki Oyj	9,991	377,662
Kamux Corp.	3,185	32,232
Kemira Oyj	11,195	146,847
Kojamo Oyj	12,647	251,589

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Konecranes Oyj(a)	6,136	$172,445
Marimekko Oyj	3,150	43,888
Metsa Board Oyj, Class B	18,047	194,489
Metso Outotec Oyj	64,090	545,723
Musti Group Oyj(a)	3,229	75,974
Nokian Renkaat Oyj	13,348	179,245
Oriola Oyj, Class B	12,410	27,035
Outokumpu Oyj	37,611	184,642
Puuilo Oyj(a)	5,343	36,799
QT Group Oyj(a)	1,857	161,792
Remedy Entertainment Oyj	814	26,797
Revenio Group Oyj	2,472	117,626
Rovio Entertainment Oyj(b)	4,178	38,217
Sanoma Oyj	7,559	95,485
Spinnova Oyj(a)	1,602	13,430
Talenom Oyj	2,621	28,753
TietoEVRY Oyj	9,167	229,975
Tokmanni Group Corp.	4,954	64,375
Uponor Oyj	5,652	99,310
Valmet Oyj	17,229	461,406
WithSecure Oyj(a)	9,532	52,190
YIT Oyj	14,541	58,529
		4,200,836
France — 6.5%
AB Science SA(a)(c)	2,972	32,915
ABC arbitrage	3,804	29,295
Air France-KLM(a)(c)	28,648	118,008
AKWEL	951	17,557
Albioma SA	2,681	142,512
ALD SA(b)	10,250	139,379
Altarea SCA(c)	434	66,427
Alten SA	3,028	406,381
APERAM SA	4,952	191,135
Aramis Group SAS, NVS(a)(b)	2,139	12,456
Atos SE	10,283	250,510
Aubay	728	41,969
Believe SA, NVS(a)(c)	1,979	24,138
Beneteau SA(a)	3,700	46,453
Boiron SA	469	20,558
Bonduelle SCA(c)	1,318	22,275
Carmila SA	5,400	83,997
Casino Guichard Perrachon SA(a)(c)	3,900	68,332
Cellectis SA(a)	3,109	11,034
CGG SA(a)	75,244	86,563
Chargeurs SA	1,737	31,461
Cie. des Alpes(a)	2,029	31,381
Cie. Plastic Omnium SA	6,092	98,616
Coface SA(a)	10,587	126,920
Derichebourg SA	10,070	90,875
Elior Group SA(a)(b)	12,597	38,463
Elis SA(a)	19,620	281,375
Eramet SA(a)	987	131,549
Esker SA	568	95,676
Europcar Mobility Group(a)(b)	309,559	164,134
Eutelsat Communications SA	17,733	197,074
Fnac Darty SA	1,785	88,380
Gaztransport Et Technigaz SA	2,288	272,452
Groupe Guillin	732	16,680
Guerbet	573	15,052
ICADE	3,154	188,312
Security	Shares	Value

France (continued)
ID Logistics Group(a)	264	$84,666
Imerys SA	3,580	140,840
Interparfums SA	1,763	97,821
IPSOS	4,024	193,720
JCDecaux SA(a)	6,589	138,126
Kaufman & Broad SA	1,500	45,619
Korian SA	7,749	162,736
Lagardere SA	3,709	97,145
LISI	1,886	42,777
LNA Sante SA	533	19,680
Maisons du Monde SA(b)	3,276	55,871
Manitou BF SA	997	22,620
McPhy Energy SA(a)(c)	2,134	38,982
Mercialys SA	7,134	68,892
Mersen SA	1,874	61,984
Metropole Television SA	2,435	45,187
Neoen SA(a)(b)	3,921	156,666
Nexans SA	2,505	228,174
Nexity SA	3,973	120,645
Peugeot Invest	522	58,334
Pharmagest Interactive	399	32,045
Quadient SA	3,550	66,389
Rexel SA(a)	25,189	515,988
Rubis SCA	9,688	257,676
SCOR SE	16,289	460,552
SES SA, Class A	39,293	351,575
SES-Imagotag SA(a)	504	46,361
SMCP SA(a)(b)	3,855	25,049
Societe BIC SA	2,588	154,424
SOITEC(a)	2,340	419,174
Solutions 30 SE(a)(c)	8,857	51,361
Sopra Steria Group SACA	1,563	277,008
SPIE SA	13,204	310,770
Technicolor SA(a)	20,304	67,776
Television Francaise 1	4,420	37,434
Trigano SA	903	116,344
Vallourec SA(a)	14,152	166,756
Valneva SE(a)(c)	7,749	99,210
Verallia SA(b)	7,557	207,737
Vicat SA	2,148	64,593
Vilmorin & Cie SA	622	29,561
Virbac SA	447	180,475
Voltalia SA(a)(c)	2,289	48,346
		9,547,383
Germany — 9.4%
1&1 AG	4,572	96,347
Aareal Bank AG	6,448	219,708
ABOUT YOU Holding SE(a)	3,849	41,742
Adesso SE	296	58,015
ADLER Group SA(b)	7,942	60,498
ADVA Optical Networking SE(a)	4,456	60,484
AIXTRON SE	11,756	301,386
Amadeus Fire AG	609	85,239
Atoss Software AG	398	57,831
AURELIUS Equity Opportunities SE & Co. KGaA	3,132	83,439
Aurubis AG	3,244	368,646
Basler AG	376	42,073
BayWa AG	1,458	69,529
Bertrandt AG	559	25,969
Bike24 Holding AG(a)(c)	2,061	13,319

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bilfinger SE	2,727	$109,755
Borussia Dortmund GmbH & Co. KGaA(a)	8,132	31,849
CANCOM SE	3,953	190,880
Ceconomy AG	16,127	55,254
Cewe Stiftung & Co. KGaA	559	51,024
CompuGroup Medical SE & Co. KgaA	2,744	146,675
Corestate Capital Holding SA(a)(c)	2,332	20,217
CropEnergies AG	2,652	34,398
CTS Eventim AG & Co. KGaA(a)	5,934	407,286
Datagroup SE	426	35,441
Dermapharm Holding SE	1,925	108,841
Deutsche Beteiligungs AG	1,340	41,642
Deutsche EuroShop AG	5,043	83,554
Deutsche Pfandbriefbank AG(b)	13,913	175,104
Deutz AG	12,410	55,003
DIC Asset AG	4,539	63,500
Draegerwerk AG & Co. KGaA	312	14,308
Duerr AG	5,267	136,888
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,541	77,329
Elmos Semiconductor SE	884	44,081
ElringKlinger AG(a)	3,106	25,750
Encavis AG	12,429	271,333
Energiekontor AG	678	64,767
Evotec SE(a)	14,436	351,494
Fielmann AG	2,620	132,446
flatexDEGIRO AG(a)	3,385	57,814
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	3,761	200,985
Freenet AG	13,144	363,671
Gerresheimer AG	3,251	225,822
GFT Technologies SE	1,785	70,901
Global Fashion Group SA(a)(c)	7,714	14,689
Grand City Properties SA	10,764	190,039
GRENKE AG(c)	2,836	74,814
Hamborner REIT AG	6,879	64,204
Hamburger Hafen und Logistik AG	3,144	51,164
Heidelberger Druckmaschinen AG(a)	26,630	58,836
Hensoldt AG	4,451	123,956
HOCHTIEF AG	2,224	134,593
Home24 SE(a)(c)	2,640	15,465
Hornbach Holding AG & Co. KGaA	994	118,985
Hugo Boss AG	6,176	346,368
Hypoport SE(a)	369	102,011
Indus Holding AG	1,821	51,804
Instone Real Estate Group SE(b)	4,754	72,984
Jenoptik AG	5,233	147,093
JOST Werke AG(b)	1,505	58,212
K+S AG, Registered(a)	19,709	661,986
Kloeckner & Co. SE(a)	7,651	98,558
Koenig & Bauer AG(a)	1,403	27,384
Krones AG	1,437	110,956
KWS Saat SE & Co. KGaA	1,172	86,485
LPKF Laser & Electronics AG(c)	2,589	32,543
MBB SE(c)	247	33,018
Media and Games Invest SE(a)(c)	9,229	29,697
Medios AG(a)	1,305	33,475
METRO AG(a)(c)	13,164	115,632
Mister Spex SE(a)	1,616	11,524
MLP SE	6,843	48,440
MorphoSys AG(a)	3,616	76,235
Nagarro SE(a)	890	125,136
Security	Shares	Value

Germany (continued)
New Work SE	290	$49,562
Nordex SE(a)	10,566	152,490
Norma Group SE	3,282	80,966
Northern Data AG(a)(c)	517	26,623
OHB SE	521	18,415
PATRIZIA AG	4,951	84,927
Pfeiffer Vacuum Technology AG	416	74,054
PNE AG	3,099	39,364
ProSiebenSat.1 Media SE	16,797	193,263
PVA TePla AG(a)	2,033	50,180
Rheinmetall AG	4,490	1,012,154
SAF-Holland SE(a)	4,692	35,661
Salzgitter AG(a)	3,764	156,242
Secunet Security Networks AG	141	59,697
SGL Carbon SE(a)	6,164	33,844
Siltronic AG	1,718	161,336
Sirius Real Estate Ltd.	114,336	174,539
Sixt SE(a)	1,406	182,797
SMA Solar Technology AG(c)	1,080	49,150
Software AG	5,253	161,686
Stabilus SE	2,517	118,554
Steico SE	563	56,490
Stratec SE(c)	830	93,944
Stroeer SE & Co. KGaA	2,918	174,574
Suedzucker AG	7,308	95,177
Synlab AG(a)	6,917	103,225
TAG Immobilien AG	15,121	302,200
Takkt AG(c)	3,188	51,507
TeamViewer AG(a)(b)(c)	16,562	198,728
thyssenkrupp AG(a)	41,549	318,640
TUI AG(a)(c)	116,166	331,189
Varta AG(c)	1,881	175,997
VERBIO Vereinigte BioEnergie AG	2,237	158,524
Vitesco Technologies Group AG(a)	2,295	92,230
Vossloh AG	895	34,143
Wacker Chemie AG	1,620	257,042
Wacker Neuson SE	3,344	69,429
Westwing Group SE(a)	1,201	13,658
Wuestenrot & Wuerttembergische AG	2,392	45,119
Zeal Network SE	1,425	55,472
		13,891,315
Guernsey — 0.2%
BMO Commercial Property Trust Ltd.	78,217	115,450
Burford Capital Ltd.	19,175	163,959
		279,409
Hong Kong — 0.0%
China Hongxing Sports Ltd.(d)	198,000	2
Peace Mark Holdings Ltd.(d)	30,000	—
Untrade Real Gold Mining(d)	27,000	—
		2
Ireland — 1.4%
AIB Group PLC	83,309	180,958
Bank of Ireland Group PLC(a)	101,007	612,174
C&C Group PLC(a)	40,438	105,563
Cairn Homes PLC(a)	70,108	84,540
Dalata Hotel Group PLC(a)	21,029	96,503
Glanbia PLC	20,631	247,682
Glenveagh Properties PLC(a)(b)	71,093	85,790
Grafton Group PLC	23,451	284,021

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Greencore Group PLC(a)	55,422	$79,865
Hibernia REIT PLC	66,929	114,524
Irish Residential Properties REIT PLC	44,409	68,025
Origin Enterprises PLC	12,631	56,155
Uniphar PLC(a)	23,144	95,710
		2,111,510
Israel — 0.2%
Plus500 Ltd.	9,494	184,876
Tremor International Ltd.(a)	11,132	66,788
		251,664
Italy — 5.2%
A2A SpA	161,163	275,356
ACEA SpA	4,430	75,992
Anima Holding SpA(b)	26,573	129,483
Arnoldo Mondadori Editore SpA(a)	13,077	26,786
Ascopiave SpA	7,904	29,211
Autogrill SpA(a)	19,949	148,139
Azimut Holding SpA	11,031	234,143
Banca Generali SpA	5,969	197,342
Banca IFIS SpA	2,600	47,214
Banca Mediolanum SpA	22,921	166,391
Banca Monte dei Paschi di Siena SpA(a)(c)	32,905	27,726
Banca Popolare di Sondrio SPA	46,748	185,657
Banco BPM SpA	140,300	442,043
BFF Bank SpA(b)	17,215	107,346
Biesse SpA(a)	1,358	21,186
Bio On SpA(c)(d)	801	—
BPER Banca	108,647	181,505
Brembo SpA	15,304	153,174
Brunello Cucinelli SpA(a)	3,511	179,706
Buzzi Unicem SpA	10,180	188,520
Carel Industries SpA(b)	3,686	88,691
CIR SpA-Compagnie Industriali(a)	72,671	31,432
Credito Emiliano SpA	8,216	50,193
Danieli & C Officine Meccaniche SpA	939	19,991
Datalogic SpA	1,542	14,983
De' Longhi SpA	7,176	174,016
Digital Bros. SpA	539	13,691
Digital Value SpA(a)	364	31,356
doValue SpA(b)	6,201	52,726
El.En. SpA	4,329	60,336
Enav SpA(a)(b)	27,913	128,860
ERG SpA	6,316	217,623
Esprinet SpA	3,118	28,798
Falck Renewables SpA	12,803	119,330
Fila SpA	2,173	21,613
Fincantieri SpA(a)(c)	63,620	38,806
Gruppo MutuiOnline SpA	2,676	81,946
GVS SpA(b)(c)	7,368	61,369
Hera SpA	84,222	314,114
Illimity Bank SpA(a)	6,132	79,565
Immobiliare Grande Distribuzione SIIQ SpA(a)	5,513	26,137
Interpump Group SpA	7,281	294,369
Iren SpA	66,354	171,521
Italgas SpA	49,972	323,552
Italmobiliare SpA	1,337	42,357
Juventus Football Club SpA(a)(c)	103,332	33,538
Leonardo SpA(a)	41,556	427,669
Maire Tecnimont SpA	14,632	42,860
Security	Shares	Value

Italy (continued)
MARR SpA	3,226	$52,243
OVS SpA(a)(b)	22,466	42,862
Pharmanutra SpA	417	28,233
Piaggio & C SpA	15,970	39,822
Pirelli & C SpA(b)	35,502	175,948
RAI Way SpA(b)	10,535	61,940
Reply SpA	2,133	314,014
Saipem SpA(a)(c)	56,888	64,383
Salcef SpA	1,764	33,371
Salvatore Ferragamo SpA(a)	5,044	87,668
Sanlorenzo SpA/Ameglia	1,200	42,433
Saras SpA(a)	64,858	60,364
Seco SpA, NVS(a)	3,333	20,443
Sesa SpA	797	115,221
Societa Cattolica Di Assicurazione SPA(a)	4,788	31,038
SOL SpA	3,754	65,968
Tamburi Investment Partners SpA	10,494	95,605
Technogym SpA(b)	13,493	101,844
Tinexta SpA	2,148	53,737
Tod's SpA(a)	990	39,130
Unipol Gruppo SpA	40,618	221,475
Webuild SpA(c)	41,272	70,169
Wiit SpA, NVS	1,029	27,489
Zignago Vetro SpA	2,151	26,377
		7,680,139
Netherlands — 4.4%
Aalberts NV	10,244	497,779
Accell Group NV(a)	2,635	159,178
Alfen Beheer BV(a)(b)(c)	2,152	193,537
AMG Advanced Metallurgical Group NV	3,120	121,998
Arcadis NV	7,510	313,345
ASR Nederland NV	14,352	652,279
B&S Group Sarl(b)	3,122	22,984
Basic-Fit NV(a)(b)(c)	5,063	212,125
BE Semiconductor Industries NV	6,886	419,761
Boskalis Westminster	8,060	279,926
Brunel International NV	2,302	26,748
Cementir Holding NV	4,637	32,279
CM.Com NV(a)	988	16,421
Corbion NV	6,136	212,737
COSMO Pharmaceuticals NV(a)	937	53,587
Eurocommercial Properties NV	4,425	107,067
Fastned BV(a)(c)	428	13,383
Flow Traders(b)	3,373	110,114
ForFarmers NV	3,677	11,281
Fugro NV(a)	10,692	130,981
Intertrust NV(a)(b)	9,288	192,048
Iveco Group NV(a)	20,853	122,686
Koninklijke BAM Groep NV(a)	27,095	74,995
Koninklijke Vopak NV	7,139	191,966
Meltwater Holding BV(a)(c)	13,530	17,807
MFE-MediaForEurope NV(a)(c)	31,860	19,454
MFE-MediaForEurope NV	31,860	29,342
NSI NV	2,095	82,217
OCI NV(a)	9,711	367,974
Pharming Group NV(a)(c)	65,627	53,735
PostNL NV	49,714	162,901
RHI Magnesita NV	2,952	87,825
SBM Offshore NV	15,478	224,294
Shop Apotheke Europe NV(a)(b)	1,436	118,425

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
SIF Holding NV	1,216	$13,842
Signify NV(b)	13,210	558,883
Sligro Food Group NV(a)	2,507	58,842
Technip Energies NV(a)	10,947	133,026
TKH Group NV	4,182	205,086
TomTom NV(a)(c)	6,500	56,119
Van Lanschot Kempen NV	3,213	83,672
Vastned Retail NV	1,183	30,202
Wereldhave NV	3,467	56,547
		6,529,398
Norway — 4.4%
Aker ASA, Class A	2,668	217,471
Aker Carbon Capture ASA(a)	28,515	57,607
Aker Horizons Holding AS(a)(c)	12,014	24,524
Aker Solutions ASA	25,238	87,206
Atea ASA	8,392	99,997
Atlantic Sapphire ASA(a)(c)	7,959	22,156
Austevoll Seafood ASA	9,119	144,582
Bonheur ASA	1,926	71,622
Borregaard ASA	9,724	185,484
BW Energy Ltd.(a)	7,555	21,991
BW LPG Ltd.(b)	8,099	50,929
BW Offshore Ltd.	18,743	53,905
Crayon Group Holding ASA(a)(b)	7,281	107,099
DNO ASA	46,561	70,584
Elkem ASA(b)	29,739	123,504
Elmera Group ASA(b)	10,427	23,530
Elopak ASA(a)	12,481	18,603
Entra ASA(b)	6,568	108,291
Europris ASA(b)	16,367	83,165
Flex LNG Ltd.	3,142	88,509
Frontline Ltd./Bermuda(a)	11,990	99,303
Golden Ocean Group Ltd.	13,683	170,341
Grieg Seafood ASA(a)	5,233	77,961
Hafnia Ltd.(a)(c)	11,544	34,093
Hexagon Composites ASA(a)	11,834	46,777
Hexagon Purus ASA(a)	5,338	20,203
Kahoot! ASA(a)(c)	26,766	64,519
Kongsberg Gruppen ASA	9,205	395,379
Leroy Seafood Group ASA	30,674	287,884
LINK Mobility Group Holding ASA(a)	16,874	27,265
MPC Container Ships AS	27,418	81,609
NEL ASA(a)	151,615	215,455
Nordic Semiconductor ASA(a)	17,864	355,158
Norway Royal Salmon ASA(c)	1,300	34,094
Norwegian Air Shuttle ASA(a)	62,036	86,583
Nykode Therapeutics AS(a)	13,282	51,906
Pexip Holding ASA(a)(c)	7,483	16,411
Protector Forsikring ASA	5,677	64,642
Quantafuel ASA(a)(c)	12,003	19,830
REC Silicon ASA(a)(c)	25,861	44,503
Salmar ASA	6,085	497,934
Scatec ASA(b)	12,277	148,388
Selvaag Bolig ASA	4,187	19,932
SpareBank 1 Nord Norge	9,881	105,243
Sparebank 1 Oestlandet	4,108	60,113
SpareBank 1 SMN	13,366	187,291
SpareBank 1 SR-Bank ASA	18,398	234,275
Stolt-Nielsen Ltd.	2,288	41,519
Storebrand ASA	49,008	425,693
Security	Shares	Value

Norway (continued)
TGS ASA	12,038	$185,707
Tomra Systems ASA	12,236	481,186
Veidekke ASA	10,821	140,117
Volue ASA(a)(c)	4,785	20,534
Wallenius Wilhelmsen ASA	10,456	65,630
XXL ASA(b)	14,615	15,288
		6,483,525
Portugal — 0.5%
Altri SGPS SA	7,248	48,103
Banco Comercial Portugues SA, Class R(a)	864,183	133,593
Corticeira Amorim SGPS SA	4,510	46,656
CTT-Correios de Portugal SA	10,732	48,509
Navigator Co. SA (The)	22,361	91,730
NOS SGPS SA	21,320	90,158
REN - Redes Energeticas Nacionais SGPS SA	42,370	129,178
Semapa-Sociedade de Investimento e Gestao	1,677	23,108
Sonae SGPS SA	90,572	97,781
		708,816
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—
Spain — 4.0%
Acciona SA	2,552	499,547
Acerinox SA	16,626	175,059
Almirall SA	6,988	90,781
Applus Services SA	15,054	117,839
Atresmedia Corp. de Medios de Comunicacion SA	9,028	34,535
Audax Renovables SA	10,619	13,457
Banco de Sabadell SA	585,198	454,157
Bankinter SA	69,087	406,568
Befesa SA(b)	4,115	256,986
Cia. de Distribucion Integral Logista Holdings SA	7,025	129,439
Cie. Automotive SA	5,127	111,778
Construcciones y Auxiliar de Ferrocarriles SA	1,964	60,217
Corp Financiera Alba SA	1,801	106,429
Distribuidora Internacional de Alimentacion SA(a)	1,488,137	20,377
Ebro Foods SA	7,072	127,152
eDreams ODIGEO SA(a)	6,325	50,841
Ence Energia y Celulosa SA(a)	15,660	58,662
Faes Farma SA	31,967	133,883
Fluidra SA	9,066	245,364
Gestamp Automocion SA(b)	17,857	58,330
Global Dominion Access SA(b)	8,799	36,382
Grenergy Renovables SA(a)(c)	1,133	40,843
Grupo Catalana Occidente SA	4,316	124,321
Indra Sistemas SA(a)	13,894	141,588
Inmobiliaria Colonial Socimi SA	30,479	253,445
Laboratorios Farmaceuticos Rovi SA	1,977	134,992
Lar Espana Real Estate Socimi SA	6,501	34,072
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	66,364	95,340
Mapfre SA	113,272	206,705
Mediaset Espana Comunicacion SA(a)	17,108	76,558
Melia Hotels International SA(a)	12,574	103,991
Merlin Properties Socimi SA	36,134	392,547
Metrovacesa SA(a)(b)	4,167	33,409
Miquel y Costas & Miquel SA	1,873	24,805
Neinor Homes SA(a)(b)	4,654	52,726
Pharma Mar SA	1,472	112,671
Prosegur Cash SA(b)	46,100	34,238

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Prosegur Cia. de Seguridad SA	22,536	$46,642
Sacyr SA	41,572	111,979
Solaria Energia y Medio Ambiente SA(a)	7,696	170,779
Soltec Power Holdings SA(a)(c)	3,781	16,156
Talgo SA(b)	7,648	30,899
Talgo SA, NVS	161	659
Tecnicas Reunidas SA(a)(c)	3,484	28,851
Unicaja Banco SA(b)	138,789	130,738
Viscofan SA	4,076	225,013
Zardoya Otis SA(d)	20,396	151,908
		5,963,658
Sweden — 11.7%
AAK AB	18,527	321,457
AcadeMedia AB(b)	8,737	49,322
AddTech AB, Class B	26,802	472,798
AFRY AB	9,589	158,963
Alimak Group AB(b)	3,572	37,694
Ambea AB(b)	7,506	38,099
Arjo AB, Class B	22,074	166,351
Atrium Ljungberg AB, Class B	4,628	75,676
Attendo AB(a)(b)	11,514	31,237
Avanza Bank Holding AB	12,771	323,384
Axfood AB	10,817	320,673
Bactiguard Holding AB(a)	1,850	21,768
Beijer Alma AB	4,576	95,190
Beijer Ref AB	25,508	415,372
Betsson AB, Class B	11,030	67,756
BHG Group AB(a)(c)	10,009	68,915
BICO Group AB, Class B(a)(c)	3,443	34,527
Bilia AB, Class A	7,523	104,328
BillerudKorsnas AB	19,301	297,839
BioArctic AB(a)(b)	3,364	25,302
BioGaia AB, Class B	1,651	103,811
Biotage AB	6,708	138,956
Bonava AB, Class B	7,767	37,705
Boozt AB(a)(b)	4,773	50,119
Bravida Holding AB(b)	20,932	214,587
Bufab AB	2,681	88,943
Bure Equity AB	5,723	134,957
Calliditas Therapeutics AB, Class B(a)(c)	2,890	21,804
Camurus AB(a)(c)	3,008	49,840
Castellum AB	26,913	532,968
Catena AB	2,978	155,732
Cellavision AB	1,457	45,746
Cibus Nordic Real Estate AB	4,476	103,515
Cint Group AB(a)	15,891	129,966
Clas Ohlson AB, Class B	4,135	46,945
Cloetta AB, Class B	22,242	56,206
Collector AB(a)	6,552	28,583
Coor Service Management Holding AB(b)	9,027	81,843
Corem Property Group AB, Class B	62,473	132,276
Creades AB, Class A	5,311	50,391
Desenio Group AB(a)	5,788	3,221
Dios Fastigheter AB	9,422	84,128
Dometic Group AB(b)	33,066	283,180
Duni AB(a)	3,487	31,925
Dustin Group AB(b)	7,100	51,016
Electrolux Professional AB, Class B	23,297	130,584
Elekta AB, Class B	38,294	257,921
Fabege AB	27,227	330,485
Security	Shares	Value

Sweden (continued)
Fagerhult AB	8,242	$41,366
Fingerprint Cards AB, Class B(a)(c)	30,683	35,339
Fortnox AB	50,195	266,440
GARO AB	2,895	43,328
Granges AB	11,196	91,951
Hansa Biopharma AB(a)	3,167	17,514
Hemnet Group AB(a)	4,472	55,788
Hexatronic Group AB	3,121	132,044
Hexpol AB	27,185	233,415
HMS Networks AB	2,714	111,084
Holmen AB, Class B	9,673	559,087
Hufvudstaden AB, Class A	11,568	149,888
Humble Group AB(a)(c)	14,410	21,957
Implantica AG, SDR(a)	2,017	7,826
Indutrade AB	28,110	663,054
Instalco AB	21,853	134,874
Intrum AB	7,009	169,429
Investment AB Oresund	2,548	30,567
INVISIO AB	4,177	74,356
Inwido AB	5,242	72,370
JM AB	5,712	131,919
Kambi Group PLC, Class B(a)	2,591	41,273
Karo Pharma AB(a)	7,027	40,433
K-Fast Holding AB(a)	5,801	26,576
Kindred Group PLC	23,504	206,069
KNOW IT AB	2,240	68,990
LeoVegas AB(b)	7,437	31,896
Lime Technologies AB	1,130	31,782
Lindab International AB	8,022	187,103
Loomis AB	7,943	197,906
Mekonomen AB(a)	4,192	48,311
Millicom International Cellular SA, SDR(a)	10,482	236,314
MIPS AB	2,704	192,036
Modern Times Group MTG AB, Class B(a)	10,660	112,739
Munters Group AB(b)	13,260	79,216
Mycronic AB	7,446	130,212
NCC AB, Class B	8,373	103,744
New Wave Group AB, Class B	4,039	70,523
Nobia AB	13,202	51,811
Nolato AB, Class B	21,670	149,986
Nordic Entertainment Group AB, Class B(a)	7,592	249,313
Nordnet AB publ	11,599	201,182
Nyfosa AB	18,957	208,937
OX2 AB(a)	8,431	61,986
Pandox AB(a)	9,400	130,965
Paradox Interactive AB(c)	3,759	62,705
Peab AB, Class B	18,756	179,185
Platzer Fastigheter Holding AB, Class B	6,311	64,099
PowerCell Sweden AB(a)	4,811	70,290
Ratos AB, Class B	21,538	109,888
Re:NewCell AB(a)(c)	2,074	24,478
Resurs Holding AB(b)	13,108	38,127
Rvrc Holding AB	4,076	31,393
Saab AB, Class B	7,563	319,907
Samhallsbyggnadsbolaget i Norden AB	94,201	295,901
Samhallsbyggnadsbolaget i Norden AB, Class D	15,185	39,835
SAS AB(a)(c)	382,433	39,646
Scandic Hotels Group AB(a)(b)(c)	15,640	60,190
Sdiptech AB, Class B(a)	2,469	86,468
Sectra AB	13,872	175,000

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Sedana Medical AB(a)(c)	6,696	$25,636
SkiStar AB	4,354	84,758
SSAB AB, Class A	27,298	173,373
SSAB AB, Class B	59,750	351,367
Stillfront Group AB(a)	51,330	103,666
Storytel AB(a)(c)	4,279	30,959
Surgical Science Sweden AB(a)	3,414	64,977
Svolder AB	8,646	50,660
Sweco AB, Class B	20,520	289,601
SwedenCare AB(c)	8,840	99,354
Thule Group AB(b)	10,815	375,141
Tobii AB(a)	9,612	25,281
Tobii Dynavox AB(a)	9,612	24,888
Trelleborg AB, Class B	24,954	547,331
Troax Group AB	3,956	87,861
Vestum AB, NVS(a)	15,589	44,730
Vimian Group AB(a)(c)	13,133	81,517
Vitec Software Group AB	2,969	149,613
Vitrolife AB	6,824	175,466
VNV Global AB(a)	9,926	41,395
Volati AB	2,056	28,876
Wallenstam AB, Class B	16,745	185,144
Wihlborgs Fastigheter AB	14,251	247,079
Xvivo Perfusion AB(a)	2,542	54,797
		17,347,485
Switzerland — 8.8%
Allreal Holding AG, Registered	1,540	290,479
ALSO Holding AG, Registered	663	149,927
APG SGA SA(a)	127	24,284
Arbonia AG	5,460	97,231
Aryzta AG(a)	101,779	94,769
Ascom Holding AG, Registered	3,030	26,807
Autoneum Holding AG	285	33,712
Banque Cantonale Vaudoise, Registered	3,120	263,680
Basilea Pharmaceutica AG, Registered(a)(c)	1,240	41,447
Belimo Holding AG, Registered	1,009	498,669
Bell Food Group AG, Registered	239	64,962
BKW AG	2,133	259,653
Bobst Group SA, Registered	819	69,081
Bossard Holding AG, Class A, Registered	591	127,941
Bucher Industries AG, Registered	677	244,082
Burckhardt Compression Holding AG	306	156,109
Burkhalter Holding AG	449	35,353
Bystronic AG, Registered	152	126,144
Cembra Money Bank AG	3,090	222,959
Coltene Holding AG, Registered(a)	333	31,700
Comet Holding AG, Registered	728	157,375
Daetwyler Holding AG, Bearer	783	251,762
DKSH Holding AG	3,694	317,185
dormakaba Holding AG	304	141,101
Dufry AG, Registered(a)	7,472	297,402
EFG International AG	9,684	72,996
Emmi AG, Registered	221	219,047
Flughafen Zurich AG, Registered(a)	2,068	349,696
Forbo Holding AG, Registered	113	165,418
Galenica AG(b)	5,152	379,380
Georg Fischer Ltd.	8,340	452,613
Gurit Holding AG, Bearer	43	54,817
Helvetia Holding AG, Registered	3,830	492,181
Huber + Suhner AG, Registered	1,660	145,587
Security	Shares	Value

Switzerland (continued)
Idorsia Ltd.(a)(c)	11,823	$201,800
Implenia AG, Registered(a)(c)	1,431	32,357
Inficon Holding AG, Registered	178	162,064
Interroll Holding AG, Registered	70	212,197
Intershop Holding AG	124	80,818
Kardex Holding AG, Registered	646	122,941
Komax Holding AG, Registered	389	102,182
Landis+Gyr Group AG	2,191	122,278
LEM Holding SA, Registered	53	122,095
Leonteq AG	1,033	70,277
Liechtensteinische Landesbank AG	1,180	65,251
Medacta Group SA(a)(b)	729	83,336
Medartis Holding AG(a)(b)	416	44,048
Medmix AG(b)	2,600	87,318
Metall Zug AG, Class B, Registered	26	54,259
Meyer Burger Technology AG(a)(c)	244,797	115,994
Mobilezone Holding AG, Registered	4,070	65,902
Mobimo Holding AG, Registered	749	214,208
Molecular Partners AG(a)	2,186	17,640
Montana Aerospace AG(a)(b)	2,694	41,071
OC Oerlikon Corp. AG, Registered	19,244	137,222
Orior AG	665	61,435
Peach Property Group AG	852	43,857
PolyPeptide Group AG(b)	1,547	135,378
PSP Swiss Property AG, Registered	4,732	596,383
Relief Therapeutics Holding AG(a)(c)	190,110	9,967
Rieter Holding AG, Registered	312	42,413
Schweiter Technologies AG, Bearer	104	104,635
Sensirion Holding AG(a)(b)	936	112,259
SFS Group AG	1,721	215,526
Siegfried Holding AG, Registered	411	297,950
SIG Group AG	32,708	684,758
Softwareone Holding AG	9,799	132,487
St. Galler Kantonalbank AG, Class A, Registered	312	150,463
Stadler Rail AG(c)	5,519	201,413
Sulzer AG, Registered(c)	1,933	144,835
Swiss Steel Holding AG, Registered(a)	81,920	23,246
Swissquote Group Holding SA, Registered	943	153,264
Tecan Group AG, Registered	1,304	391,875
Trifork Holding AG, NVS	939	27,516
TX Group AG	283	40,056
u-blox Holding AG(a)	634	52,670
Valiant Holding AG, Registered	1,644	164,215
Valora Holding AG, Registered	392	64,095
Vetropack Holding AG, Registered	1,249	51,388
Vontobel Holding AG, Registered	2,910	212,828
VZ Holding AG	1,458	108,966
V-ZUG Holding AG(a)	211	23,407
Ypsomed Holding AG, Registered	334	47,730
Zehnder Group AG, Registered	968	75,693
Zur Rose Group AG(a)(c)	905	111,074
		12,992,589
United Kingdom — 30.2%
888 Holdings PLC	37,969	91,000
AB Dynamics PLC	1,554	28,530
Abcam PLC(a)	22,604	350,750
Advanced Medical Solutions Group PLC	19,554	68,167
AG Barr PLC	9,146	66,531
Airtel Africa PLC(b)	95,651	175,016
AJ Bell PLC	31,681	98,172

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Alliance Pharma PLC	48,049	$68,878
Alpha FX Group PLC	3,069	79,498
Alphawave IP Group PLC(a)(c)	27,378	51,640
AO World PLC(a)(c)	34,093	31,980
Argo Blockchain PLC(a)	47,478	38,603
Ascential PLC(a)	45,136	178,953
Ashmore Group PLC	47,685	131,823
ASOS PLC(a)	7,203	125,422
Assura PLC	302,972	251,061
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	6,834	71,600
Auction Technology Group PLC(a)	8,714	95,892
Avacta Group PLC(a)(c)	26,594	40,831
Avast PLC(b)	70,173	497,668
Avon Protection PLC	3,265	43,601
B&M European Value Retail SA	92,751	568,293
Babcock International Group PLC(a)	26,340	100,565
Bakkavor Group PLC(b)	12,759	16,974
Balfour Beatty PLC	66,542	201,603
Bank of Georgia Group PLC	4,161	64,252
Beazley PLC	62,440	338,872
Bellway PLC	12,750	387,246
Biffa PLC(b)	31,735	137,642
Big Yellow Group PLC	18,183	328,603
Bodycote PLC	19,373	150,254
boohoo Group PLC(a)	104,105	105,393
Breedon Group PLC	153,899	152,237
Brewin Dolphin Holdings PLC	31,846	203,963
Bridgepoint Group PLC(b)	29,829	114,851
Britvic PLC	27,484	296,177
Bytes Technology Group PLC	22,196	124,815
Capita PLC(a)	175,682	52,428
Capital & Counties Properties PLC	75,713	156,436
Capricorn Energy PLC(a)(c)	33,650	86,549
Carnival PLC(a)	15,421	241,774
Central Asia Metals PLC	16,800	56,288
Centrica PLC(a)	604,305	598,739
Ceres Power Holdings PLC(a)(c)	9,813	89,539
Chemring Group PLC	29,314	128,013
Cineworld Group PLC(a)(c)	99,593	38,121
Civitas Social Housing PLC	63,169	68,311
Clarkson PLC	2,985	137,437
Clipper Logistics PLC	8,032	86,859
Close Brothers Group PLC	15,548	215,587
CLS Holdings PLC	18,967	48,473
CMC Markets PLC(b)	13,316	48,558
Coats Group PLC	153,123	135,369
Computacenter PLC	7,592	255,089
ContourGlobal PLC(b)	20,947	50,345
ConvaTec Group PLC(b)	165,776	438,525
Countryside Properties PLC(a)(b)	49,558	154,735
Craneware PLC	2,977	64,106
Cranswick PLC	5,444	216,477
Crest Nicholson Holdings PLC	26,598	83,690
Currys PLC	117,796	136,577
Custodian REIT PLC	42,692	54,005
CVS Group PLC	6,917	156,150
Dechra Pharmaceuticals PLC	11,135	504,586
Deliveroo PLC(a)(b)	71,515	98,838
Derwent London PLC	10,400	394,596
Diploma PLC	12,865	441,254
Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC	137,476	$436,332
Diversified Energy Co. PLC	83,536	126,211
Domino's Pizza Group PLC	42,020	183,665
dotdigital group Plc	27,714	30,214
Dr. Martens Plc	46,314	121,094
Drax Group PLC	41,480	419,184
DS Smith PLC	141,321	580,726
Dunelm Group PLC	12,381	151,610
easyJet PLC(a)	31,200	216,200
Electrocomponents PLC	48,444	632,314
Elementis PLC(a)	59,453	90,308
EMIS Group PLC	6,041	100,694
Empiric Student Property PLC	62,795	71,855
Energean PLC(a)	11,869	176,708
Ergomed PLC(a)	3,844	56,716
Essentra PLC	30,434	119,269
Eurasia Mining PLC(a)	188,753	19,225
Euromoney Institutional Investor PLC	11,397	140,536
FD Technologies PLC(a)(c)	2,301	68,182
Ferrexpo PLC	30,484	62,597
Fevertree Drinks PLC	10,905	247,268
Finablr PLC(a)(b)(d)	20,497	—
Firstgroup PLC(a)	77,378	108,622
Forterra PLC(b)	24,164	75,545
Frasers Group PLC(a)	20,748	176,220
Frontier Developments PLC(a)(c)	2,267	36,515
Funding Circle Holdings PLC(a)(b)	17,416	15,987
Future PLC	11,864	324,934
Games Workshop Group PLC	3,410	315,145
Gamma Communications PLC	8,396	125,143
GB Group PLC	23,257	168,544
Genuit Group PLC	25,482	143,849
Genus PLC	6,868	215,785
Go-Ahead Group PLC (The)(a)	5,297	63,743
Grainger PLC	76,285	283,763
Great Portland Estates PLC	23,342	198,265
Greatland Gold PLC(a)	412,517	68,863
Greggs PLC	10,527	307,135
Gym Group PLC (The)(a)(b)	16,468	39,431
Halfords Group PLC	20,436	58,179
Hammerson PLC(c)	332,989	120,220
Harbour Energy PLC	42,852	268,725
Hays PLC	172,503	264,938
Helical PLC	11,440	62,210
Helios Towers PLC(a)	75,497	106,421
Hill & Smith Holdings PLC	8,442	146,008
Hiscox Ltd.	35,664	423,484
Hochschild Mining PLC	35,079	51,530
Home Reit PLC	57,800	89,106
HomeServe PLC	31,143	384,950
Hotel Chocolat Group PLC(a)	5,439	25,476
Howden Joinery Group PLC	61,279	580,160
Hunting PLC	14,138	51,556
Ibstock PLC(b)	41,471	97,900
Ideagen PLC	26,944	79,620
IG Design Group Plc(c)	8,597	7,329
IG Group Holdings PLC	40,161	410,448
IMI PLC	26,712	449,689
Impax Asset Management Group PLC	8,893	96,175
Inchcape PLC	39,453	353,012

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Indivior PLC(a)	75,092	$295,737
IntegraFin Holdings PLC	28,392	128,034
Intermediate Capital Group PLC	29,935	572,850
Investec PLC	71,626	421,869
IP Group PLC	100,726	103,864
IQE PLC(a)(c)	79,936	30,205
ITM Power PLC(a)	44,169	181,968
ITV PLC	372,200	343,709
IWG PLC(a)	77,755	236,059
J D Wetherspoon PLC(a)	9,937	90,295
JET2 PLC(a)	16,584	254,680
John Wood Group PLC(a)	70,866	197,044
Johnson Service Group PLC(a)	45,970	63,214
JTC PLC(b)	13,520	131,281
Judges Scientific PLC	529	44,568
Jupiter Fund Management PLC	46,593	103,997
Just Group PLC	107,641	113,711
Kainos Group PLC	8,471	129,740
Kape Technologies PLC(a)	10,940	47,040
Keller Group PLC	7,080	74,609
Keywords Studios PLC	7,576	229,016
Kier Group PLC(a)	45,925	45,794
Lancashire Holdings Ltd.	24,990	132,444
Learning Technologies Group PLC	61,814	102,057
Liontrust Asset Management PLC	6,131	88,983
LondonMetric Property PLC	95,485	322,727
Luceco PLC(b)	8,312	19,892
LXI REIT Plc	93,003	172,636
Man Group PLC/Jersey	145,999	425,518
Marks & Spencer Group PLC(a)	202,429	345,570
Marshalls PLC	22,204	169,917
Marston's PLC(a)	64,501	60,871
Mediclinic International PLC(a)	41,032	190,222
Meggitt PLC(a)	81,140	786,645
Micro Focus International PLC	34,249	161,730
Mitchells & Butlers PLC(a)	28,250	80,474
Mitie Group PLC	143,899	97,008
Moneysupermarket.com Group PLC	54,514	119,422
Moonpig Group PLC(a)	15,925	38,268
Morgan Advanced Materials PLC	29,011	101,740
Morgan Sindall Group PLC	4,172	112,487
Naked Wines PLC(a)	6,049	27,376
National Express Group PLC(a)	56,885	176,325
NCC Group PLC	32,140	73,958
Network International Holdings PLC(a)(b)	50,084	163,621
Ninety One PLC	36,132	120,764
Numis Corp. PLC(c)	8,201	25,696
On the Beach Group PLC(a)(b)	18,404	53,227
OSB Group PLC	45,930	320,612
Oxford Biomedica PLC(a)	6,067	43,485
Pagegroup PLC	33,818	206,928
Pantheon Resources PLC(a)(c)	53,665	82,889
Paragon Banking Group PLC	25,948	160,469
Patisserie Holdings PLC(a)(d)	7,527	—
Penno Group PLC	27,997	389,053
Petrofac Ltd.(a)(c)	47,180	79,533
Pets at Home Group Plc	51,454	199,724
Picton Property Income Ltd. (The)	58,862	75,200
Playtech Plc(a)	31,503	207,575
Polar Capital Holdings PLC	7,684	53,557
Security	Shares	Value

United Kingdom (continued)
Premier Foods PLC	62,811	$87,670
Primary Health Properties PLC	137,032	248,509
Provident Financial PLC	26,510	84,851
PZ Cussons PLC	22,717	58,290
QinetiQ Group PLC	60,210	255,448
Quilter PLC(b)	175,659	289,360
Rank Group PLC(a)	26,624	36,157
Rathbones Group PLC	6,327	167,074
Reach PLC	30,632	62,631
Redde Northgate PLC	24,295	120,185
Redrow PLC	28,864	189,212
Regional REIT Ltd.(b)	43,403	46,227
Renalytix PLC(a)	4,839	12,930
Renewi PLC(a)	8,249	71,572
Renishaw PLC	3,724	196,803
Restaurant Group PLC (The)(a)	82,681	63,288
Restore PLC	13,044	72,489
Rightmove PLC	87,373	671,645
Rotork PLC	89,794	327,616
Royal Mail PLC	82,319	352,844
RWS Holdings PLC	29,948	164,018
S4 Capital PLC(a)	27,774	105,051
Sabre Insurance Group PLC(b)	26,593	70,223
Safestore Holdings PLC	21,697	341,332
Saga PLC(a)	10,586	29,419
Sanne Group PLC(a)	16,711	190,590
Savills PLC	14,619	196,664
Secure Income REIT Plc	28,495	154,432
Senior PLC(a)	43,429	69,901
Serco Group PLC	126,370	238,976
Serica Energy PLC	16,579	72,836
Shaftesbury PLC	20,034	150,025
SIG PLC(a)	70,941	36,676
Smart Metering Systems PLC	13,105	135,951
Softcat PLC	12,280	216,881
SolGold PLC(a)	96,978	34,998
Spectris PLC	11,419	417,637
Spire Healthcare Group PLC(a)(b)	27,233	73,513
Spirent Communications PLC	62,955	182,027
SSP Group Plc(a)	77,793	229,616
Stagecoach Group PLC(a)	42,270	55,863
SThree PLC	13,012	59,984
Strix Group PLC	21,077	55,922
Subsea 7 SA	22,831	187,130
Synthomer PLC	38,480	146,415
Target Healthcare REIT PLC	63,820	89,075
Tate & Lyle PLC	48,206	468,543
TBC Bank Group PLC	4,354	69,094
Team17 Group PLC(a)	10,309	56,389
Telecom Plus PLC	6,353	131,057
TI Fluid Systems PLC(b)	23,608	47,976
TORM PLC, Class A(a)	2,186	21,480
TP ICAP Group PLC	80,656	133,673
Trainline PLC(a)(b)	49,988	178,264
Travis Perkins PLC	23,151	353,109
Tritax Big Box REIT PLC	192,159	586,598
Trustpilot Group PLC(a)(b)	19,053	24,678
Tullow Oil PLC(a)	125,356	87,288
Tyman PLC	20,203	69,393
UK Commercial Property REIT Ltd.	79,081	87,131

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ultra Electronics Holdings PLC	7,348	$299,270
UNITE Group PLC (The)	34,906	494,276
Urban Logistics REIT PLC	48,320	113,621
Vesuvius PLC	22,283	90,616
Victoria PLC(a)	6,752	54,143
Victorian Plumbing Group PLC(a)	11,710	8,835
Victrex PLC	8,840	201,581
Virgin Money UK PLC	133,344	289,302
Vistry Group PLC	22,893	238,844
Vivo Energy PLC(b)	45,638	83,097
Volex PLC	11,335	36,723
Volution Group PLC	20,384	103,828
Warehouse REIT PLC	42,484	85,688
Watkin Jones PLC	21,680	67,472
Weir Group PLC (The)	26,708	513,447
WH Smith PLC(a)	13,469	242,324
Wickes Group PLC	26,721	63,702
Workspace Group PLC	14,126	118,214
Yellow Cake PLC(a)(b)	17,993	88,311
YouGov PLC	10,891	171,871
Young & Co's Brewery PLC, Series A	2,314	40,329
		44,628,353
Total Common Stocks — 98.9%
(Cost: $199,448,234)		146,131,133

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	833	41,225
Einhell Germany AG, Preference Shares, NVS	189	38,880
Jungheinrich AG, Preference Shares, NVS	4,947	120,994
Schaeffler AG, Preference Shares, NVS	12,825	68,874
Sixt SE, Preference Shares, NVS	1,682	121,568
STO SE & Co. KGaA, Preference Shares, NVS	260	54,552
		446,093
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,797	59,397

Total Preferred Stocks — 0.4%
(Cost: $758,441)		505,490
Security	Shares	Value

Warrants

Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(c)	5,951	$—

Total Warrants — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	5,804,337	5,804,337
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	50,000	50,000
		5,854,337
Total Short-Term Investments — 3.9%
(Cost: $5,853,603)		5,854,337

Total Investments in Securities — 103.2%
(Cost: $206,060,278)		152,490,960

Other Assets, Less Liabilities — (3.2)%.		(4,774,073)

Net Assets—100.0%		$147,716,887

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,448,300	$—	$(6,639,286	)(a)	$(3,574)	$(1,103)	$5,804,337	5,804,337	$334,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	—	(360,000	)(a)	—	—	50,000	50,000	14		—
					$(3,574)	$(1,103)	$5,854,337		$334,067		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	22	06/17/22	$856	$(12,810)
FTSE 100 Index	4	06/17/22	373	(3,266)
				$(16,076)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,966,087	$133,013,136	$151,910	$146,131,133
Preferred Stocks	38,880	466,610	—	505,490
Warrants	—	—	—	—
Money Market Funds	5,854,337	—	—	5,854,337
	$18,859,304	$133,479,746	$151,910	$152,490,960
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(16,076)	$—	$(16,076)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt